Fair Value Measurements	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value Measurements

Note 9—Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

	Quoted	Significant	Significant
	Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets held in Trust Account:
Mutual funds	$275,000,000	$—	$—
Liabilities:
Derivative warrant liabilities	$—	—	$16,905,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfer in or out of Level 3 measurements in the period from September 18 (inception) through December 31, 2020.

Level 1 instruments include investments in mutual funds invested in government securities. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. Level 3 instruments are comprised of derivative warrant liabilities measured at fair value using a Monte Carlo simulation model and Black-Scholes.

The fair value of the Public Warrants issued in connection with the Public Offering have been measured at fair value using a Monte Carlo simulation model. The fair value of the warrants issued in the Private Placement were estimated using Black-Scholes.

The estimated fair value of the Private Placement Warrants and the Public Warrants is determined using Level 3 inputs. Inherent in a Monte Carlo simulation and Black-Scholes are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of	As of
	December	December
	11, 2020	31, 2020
	Public and Private	Public and Private
Volatility	14.23%-25%	14.23%-25%
Stock price	$10.41-$10.56	$10.41-$10.56
Expected life of the options to convert	5.75	5.72
Risk-free rate	0.47%	0.47%
Dividend yield	0.0%	0.0%

The change in the fair value of the derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Derivative warrant liabilities at September 18, 2020 (inception)	$—
Issuance of Public and Private Warrants	15,783,330
Change in fair value of derivative warrant liabilities	1,121,670
Derivative warrant liabilities at December 31, 2020	$16,905,000

Note 8—Fair Value Measurements

The following tables present information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

June 30, 2021
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$275,033,543	$—	$—
Liabilities:
Derivative warrant liabilities	$14,300,000	$—	$16,585,000

December 31, 2020
	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$275,000,000	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$16,905,000

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants was transferred from a Level 3 measurement to a Level 1 fair value measurement in January 2021, when the Public Warrants were separately listed and traded. There were no other transfers to/from Levels 1, 2, and 3 during the three and six months ended June 30, 2021.

Level 1 instruments include investments in mutual funds invested in government securities and Public Warrants. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments.

The fair value of the Public Warrants issued in connection with the Initial Public Offering was initially measured at fair value using a Monte Carlo simulation model and subsequently based on the listed market price of such warrants, a Level 1 measurement, as of June 30, 2021. The fair value of the Private Placement Warrants was estimated using the Black-Scholes model. For the three and six months ended June 30, 2021, the Company recognized income on the unaudited condensed consolidated statements of operations resulting in an increase in the fair value of liabilities of approximately $14.7 million and $14.0 million, respectively, presented as change in fair value of derivative warrant liabilities.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in these valuations are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical and implied volatilities of select peer companies as well as its own that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs utilized to measure the fair value of the Private Placement Warrants at the measurement dates and as of December 31, 2020, March 31, 2021 and June 30, 2021:

	As of June 30,	As of March 31,	As of December 31,
	2021	2021	2020
Unit price	$10.00	$10.00	$10.00
Volatility	40.5%	21.0%	14% - 23%
Stock price	$9.99	$9.92	$10.41 - $10.56
Expected life of the options to convert	5.08	5.25	5.72
Risk-free rate	0.88%	0.98%	0.46%
Dividend yield	0.0%	0.0%	0.0%

The change in the fair value of the Private Placement derivative warrant liabilities for the three and six months ended June 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$16,905,000
Transfer of Public Warrants to Level 1	(8,690,000)
Change in fair value of derivative warrant liabilities	(361,670)
Derivative warrant liabilities at March 31, 2021	$7,853,330
Change in fair value of derivative warrant liabilities	8,731,670
Derivative warrant liabilities at June 30, 2021	$16,585,000

A Place For Rover INC
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair Value Measurements

4. Fair Value

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total	$37,854	$—	$—	$37,854
	June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,857	$—	$—	$37,857
Total	$37,857	$—	$—	$37,857

6. Fair Value

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$15,088	$—	$—	$15,088
Investments:
Commercial paper	—	6,032	—	6,032
Corporate securities	—	19,323	—	19,323
Asset-backed securities	—	660	—	660
Certificate of deposits	—	10,118	—	10,118
Total	$15,088	$36,133	$—	$51,221

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total	$37,854	$—	$—	$37,854

The following table provides a summary of changes in the estimated fair value of the Company’s Level 3 assets measured on a non-recurring basis (in thousands):

Balance at December 31, 2018	$—
Initial investment in DogHero	5,000
Balance at December 31, 2019	5,000
Impairment of DogHero investment	(2,080)
Sale of DogHero investment	(2,920)
Balance at December 31, 2020	$—